Shareholder Report, Average Annual Return (Details)					2 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended		16 Months Ended	38 Months Ended	60 Months Ended	73 Months Ended	97 Months Ended	120 Months Ended
	Aug. 29, 2023	Oct. 27, 2021	Dec. 14, 2018	Dec. 16, 2016	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000244704
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Barrett Growth
C000244699
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Barrett Opportunity
C000211582
Average Annual Return [Line Items]
Line Graph and Table Measure Name							SBH All Cap - Inst
C000211581
Average Annual Return [Line Items]
Line Graph and Table Measure Name									SBH All Cap - Retail
C000169263
Average Annual Return [Line Items]
Line Graph and Table Measure Name									SBH Colorado Tax Free - Inst
C000018312
Average Annual Return [Line Items]
Line Graph and Table Measure Name										SBH Colorado Tax Free - Retail
C000211584
Average Annual Return [Line Items]
Line Graph and Table Measure Name					SBH Emerging Markets - Inst
C000211583
Average Annual Return [Line Items]
Line Graph and Table Measure Name					SBH Emerging Markets - Retail
C000052675
Average Annual Return [Line Items]
Line Graph and Table Measure Name										SBH Global All Cap - Inst
C000018316
Average Annual Return [Line Items]
Line Graph and Table Measure Name										SBH Global All Cap - Retail
C000246765
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SBH International Equity - Inst
C000246766
Average Annual Return [Line Items]
Line Graph and Table Measure Name									SBH International Equity - Retail
C000211586
Average Annual Return [Line Items]
Line Graph and Table Measure Name					SBH International Small Cap - Inst
C000211585
Average Annual Return [Line Items]
Line Graph and Table Measure Name					SBH International Small Cap - Retail
C000176021
Average Annual Return [Line Items]
Line Graph and Table Measure Name				SBH Municipal Opportunities - Inst
C000176020
Average Annual Return [Line Items]
Line Graph and Table Measure Name									SBH Municipal Opportunities - Retail
C000052673
Average Annual Return [Line Items]
Line Graph and Table Measure Name										SBH Plus Bond - Inst
C000018311
Average Annual Return [Line Items]
Line Graph and Table Measure Name										SBH Plus Bond - Retail
C000052678
Average Annual Return [Line Items]
Line Graph and Table Measure Name										SBH Quality High Yield - Inst
C000018320
Average Annual Return [Line Items]
Line Graph and Table Measure Name										SBH Quality High Yield - Retail
C000243104
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SBH Select Equity ETF
C000206636
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SBH Short Term Plus - Inst
C000206635
Average Annual Return [Line Items]
Line Graph and Table Measure Name									SBH Short Term Plus - Retail
C000216811
Average Annual Return [Line Items]
Line Graph and Table Measure Name										SBH Small Cap Core - Inst
C000216810
Average Annual Return [Line Items]
Line Graph and Table Measure Name									SBH Small Cap Core - Retail
C000134696
Average Annual Return [Line Items]
Line Graph and Table Measure Name										SBH Small Cap Growth - Inst
C000134695
Average Annual Return [Line Items]
Line Graph and Table Measure Name										SBH Small Cap Growth - Retail
C000211587
Average Annual Return [Line Items]
Line Graph and Table Measure Name							SBH Small Cap Value - Inst
C000211588
Average Annual Return [Line Items]
Line Graph and Table Measure Name									SBH Small Cap Value - Retail
Without Sales Load [Member] | C000244704
Average Annual Return [Line Items]
Average Annual Return, Percent									28.35%				15.03%			13.20%
Without Sales Load [Member] | C000244699
Average Annual Return [Line Items]
Average Annual Return, Percent									22.65%				12.54%			10.43%
Without Sales Load [Member] | C000211582
Average Annual Return [Line Items]
Average Annual Return, Percent									16.89%				12.06%			11.21%
Without Sales Load [Member] | C000211581
Average Annual Return [Line Items]
Average Annual Return, Percent									16.85%				12.02%			11.10%
Without Sales Load [Member] | C000169263
Average Annual Return [Line Items]
Average Annual Return, Percent									2.53%				0.71%			1.92%
Without Sales Load [Member] | C000018312
Average Annual Return [Line Items]
Average Annual Return, Percent									2.39%				0.57%			1.80%
Without Sales Load [Member] | C000211584
Average Annual Return [Line Items]
Average Annual Return, Percent									13.88%				5.44%			5.47%
Without Sales Load [Member] | C000211583
Average Annual Return [Line Items]
Average Annual Return, Percent									13.77%				5.27%			5.27%
Without Sales Load [Member] | C000052675
Average Annual Return [Line Items]
Average Annual Return, Percent									16.36%				8.43%			8.35%
Without Sales Load [Member] | C000018316
Average Annual Return [Line Items]
Average Annual Return, Percent									16.28%				8.30%			8.21%
Without Sales Load [Member] | C000246765
Average Annual Return [Line Items]
Average Annual Return, Percent									4.58%			4.23%
Without Sales Load [Member] | C000246766
Average Annual Return [Line Items]
Average Annual Return, Percent									4.49%			4.10%
Without Sales Load [Member] | C000211586
Average Annual Return [Line Items]
Average Annual Return, Percent									7.77%				3.28%			4.27%
Without Sales Load [Member] | C000211585
Average Annual Return [Line Items]
Average Annual Return, Percent									7.65%				3.13%			4.08%
Without Sales Load [Member] | C000176021
Average Annual Return [Line Items]
Average Annual Return, Percent									3.09%				1.20%		3.04%
Without Sales Load [Member] | C000176020
Average Annual Return [Line Items]
Average Annual Return, Percent									3.05%				1.06%		2.88%
Without Sales Load [Member] | C000052673
Average Annual Return [Line Items]
Average Annual Return, Percent									2.17%				0.69%			2.11%
Without Sales Load [Member] | C000018311
Average Annual Return [Line Items]
Average Annual Return, Percent									1.99%				0.53%			1.95%
Without Sales Load [Member] | C000052678
Average Annual Return [Line Items]
Average Annual Return, Percent									5.76%				3.57%			4.51%
Without Sales Load [Member] | C000018320
Average Annual Return [Line Items]
Average Annual Return, Percent									5.53%				3.40%			4.33%
Without Sales Load [Member] | C000243104
Average Annual Return [Line Items]
Average Annual Return, Percent									24.53%		22.66%
Without Sales Load [Member] | C000206636
Average Annual Return [Line Items]
Average Annual Return, Percent									5.17%				2.06%	2.33%
Without Sales Load [Member] | C000206635
Average Annual Return [Line Items]
Average Annual Return, Percent									5.19%				1.96%	2.25%
Without Sales Load [Member] | C000216811
Average Annual Return [Line Items]
Average Annual Return, Percent									11.91%				10.93%			9.55%
Without Sales Load [Member] | C000216810
Average Annual Return [Line Items]
Average Annual Return, Percent									11.88%				10.76%			9.38%
Without Sales Load [Member] | C000134696
Average Annual Return [Line Items]
Average Annual Return, Percent									15.75%				10.29%			11.08%
Without Sales Load [Member] | C000134695
Average Annual Return [Line Items]
Average Annual Return, Percent									15.60%				10.12%			10.86%
Without Sales Load [Member] | C000211587
Average Annual Return [Line Items]
Average Annual Return, Percent									13.57%				6.10%			7.40%
Without Sales Load [Member] | C000211588
Average Annual Return [Line Items]
Average Annual Return, Percent									13.33%				5.96%			7.25%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									25.02%				14.53%			13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									25.02%				14.53%			13.10%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									23.81%				13.86%			12.55%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									23.81%				13.86%			12.55%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg Municipal Bond Index
Average Annual Return, Percent									1.05%				0.99%			2.25%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg Municipal Bond Index
Average Annual Return, Percent									1.05%				0.99%			2.25%
MSCI ACWI ex-USA IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex-USA Investable Market Index
Average Annual Return, Percent									5.23%				4.12%			4.91%
MSCI ACWI ex-USA IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex-USA Investable Market Index
Average Annual Return, Percent									5.23%				4.12%			4.91%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI World Index
Average Annual Return, Percent									18.67%				11.17%			9.95%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI World Index
Average Annual Return, Percent									18.67%				11.17%			9.95%
MSCI ACWI ex-USA IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-USA Investable Market Index
Average Annual Return, Percent									5.23%			0.09%
MSCI ACWI ex-USA IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name									MSCI ACWI ex-USA Investable Market Index
Average Annual Return, Percent									5.23%			0.09%
MSCI ACWI ex-USA IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex-USA Investable Market Index
Average Annual Return, Percent									5.23%				4.12%			4.91%
MSCI ACWI ex-USA IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex-USA Investable Market Index
Average Annual Return, Percent									5.23%				4.12%			4.91%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Average Annual Return, Percent									1.05%				0.99%		2.47%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg Municipal Bond Index
Average Annual Return, Percent									1.05%				0.99%		2.47%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent									1.25%				(0.33%)			1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent									1.25%				(0.33%)			1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent									1.25%				(0.33%)			1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent									1.25%				(0.33%)			1.35%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									23.81%		23.43%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent									1.25%				(0.33%)	1.27%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent									1.25%				(0.33%)	1.27%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									23.81%				13.86%			12.55%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									23.81%				13.86%			12.55%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									23.81%				13.86%			12.55%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									23.81%				13.86%			12.55%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									23.81%				13.86%			12.55%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									23.81%				13.86%			12.55%
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg 1-15 Year Municipal Blend Index
Average Annual Return, Percent									0.88%				1.08%			2.04%
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg 1-15 Year Municipal Blend Index
Average Annual Return, Percent									0.88%				1.08%			2.04%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets Index
Average Annual Return, Percent									7.50%				1.70%			3.64%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets Index
Average Annual Return, Percent									7.50%				1.70%			3.64%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent									3.82%			1.54%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name									MSCI EAFE Index
Average Annual Return, Percent									3.82%			1.54%
MSCI EAFE SMALL CAP Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Small Cap Index
Average Annual Return, Percent									1.82%				2.30%			5.52%
MSCI EAFE SMALL CAP Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Small Cap Index
Average Annual Return, Percent									1.82%				2.30%			5.52%
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-15 Year Municipal Blend Index
Average Annual Return, Percent									0.88%				1.08%		2.28%
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-15 Year Municipal Blend Index
Average Annual Return, Percent									0.88%				1.08%		2.28%
Bloomberg U.S. High Yield - 2% Issuer Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. High Yield - 2% Issuer Capped Index
Average Annual Return, Percent									8.19%				4.20%			5.16%
Bloomberg U.S. High Yield - 2% Issuer Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. High Yield - 2% Issuer Capped Index
Average Annual Return, Percent									8.19%				4.20%			5.16%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									24.51%		23.93%
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent									4.36%				1.58%	2.05%
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent									4.36%				1.58%	2.05%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									11.54%				7.40%			7.82%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									11.54%				7.40%			7.82%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent									15.15%				6.86%			8.09%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent									15.15%				6.86%			8.09%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent									8.05%				7.29%			7.14%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent									8.05%				7.29%			7.14%